Current Tax Assets and Liabilities	12 Months Ended
Dec. 31, 2019
Disclosure Of Current Tax Assets And Liabilities [Abstract]
Current Tax Assets and Liabilities

14.  CURRENT TAX ASSETS AND LIABILITIES

a)	The detail of current tax receivables as of December 31, 2019 and 2018 is as follows:

	Balance as of
	12-31-2019	12-31-2018
Tax Receivables	ThUS$	ThUS$
Monthly provisional tax payments	98,158	44,798
Other	9,163	6,196
Total	107,321	50,994

b)	The detail of current tax payables as of December 31, 2019 and 2018, is as follows:

	Balance as of
	12-31-2019	12-31-2018
Tax Payables	ThUS$	ThUS$
Income tax	220,727	192,924
Total	220,727	192,924